Schedule of related party balance with the related party (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Related Party Transaction [Line Items]
Amount due to related party	$ 24,955	$ 73,159
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Amount due to related party	24,955	23,007
Amount due from related party	12,923
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Amount due to related party	400,000	411,145
Bin Fu [Member]
Related Party Transaction [Line Items]
Amount due to related party	200,000	239,007
Peng Wang [Member]
Related Party Transaction [Line Items]
Amount due to related party	400,000
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related party	1,024,955	673,159
Amount due from related party	12,923	660,539
Wuxi Wangdao [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 660,539